Restricted Net Assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statutory Reserves [Line Items]
Restricted net assets	¥ 11,417,468	¥ 7,644,467
PRC
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to general reserve fund or statutory surplus fund	10.00%
PRC | Foreign invested enterprise | General reserve fund
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Maximum percentage of statutory general reserve related to entity's registered capital	50.00%
PRC | Domestic enterprise | Statutory surplus reserve
Statutory Reserves [Line Items]
Required minimum percentage of annual appropriations to statutory surplus fund	10.00%
Maximum percentage of statutory surplus reserve related to entity's registered capital	50.00%